Shareholder Report, Average Annual Return (Details)	11 Months Ended	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
LifeX 2048 Inflation-Protected Longevity Income ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name			LifeX 2048 Inflation-Protected Longevity Income ETF NAV
Average Annual Return, Percent	(0.16%)
LifeX 2048 Longevity Income ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name			LifeX 2048 Longevity Income ETF NAV
Average Annual Return, Percent		(1.76%)
LifeX 2049 Inflation-Protected Longevity Income ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name			LifeX 2049 Inflation-Protected Longevity Income ETF NAV
Average Annual Return, Percent	(0.32%)
LifeX 2049 Longevity Income ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name			LifeX 2049 Longevity Income ETF NAV
Average Annual Return, Percent		(2.00%)
LifeX 2050 Inflation-Protected Longevity Income ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name			LifeX 2050 Inflation-Protected Longevity Income ETF NAV
Average Annual Return, Percent	(0.55%)
LifeX 2050 Longevity Income ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name			LifeX 2050 Longevity Income ETF NAV
Average Annual Return, Percent		(2.00%)
LifeX 2051 Inflation-Protected Longevity Income ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name			LifeX 2051 Inflation-Protected Longevity Income ETF NAV
Average Annual Return, Percent	(0.61%)
LifeX 2051 Longevity Income ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name			LifeX 2051 Longevity Income ETF NAV
Average Annual Return, Percent		(2.29%)
LifeX 2052 Inflation-Protected Longevity Income ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name			LifeX 2052 Inflation-Protected Longevity Income ETF NAV
Average Annual Return, Percent	(0.72%)
LifeX 2052 Longevity Income ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name			LifeX 2052 Longevity Income ETF NAV
Average Annual Return, Percent		(2.31%)
LifeX 2053 Inflation-Protected Longevity Income ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name			LifeX 2053 Inflation-Protected Longevity Income ETF NAV
Average Annual Return, Percent	(0.93%)
LifeX 2053 Longevity Income ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name			LifeX 2053 Longevity Income ETF NAV
Average Annual Return, Percent		(2.50%)
LifeX 2054 Inflation-Protected Longevity Income ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name			LifeX 2054 Inflation-Protected Longevity Income ETF NAV
Average Annual Return, Percent	(1.16%)
LifeX 2054 Longevity Income ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name			LifeX 2054 Longevity Income ETF NAV
Average Annual Return, Percent		(2.78%)
LifeX 2055 Inflation-Protected Longevity Income ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name			LifeX 2055 Inflation-Protected Longevity Income ETF NAV
Average Annual Return, Percent	(1.15%)
LifeX 2055 Longevity Income ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name			LifeX 2055 Longevity Income ETF NAV
Average Annual Return, Percent		(2.91%)
LifeX 2056 Inflation-Protected Longevity Income ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name			LifeX 2056 Inflation-Protected Longevity Income ETF NAV
Average Annual Return, Percent	(1.17%)
LifeX 2056 Longevity Income ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name			LifeX 2056 Longevity Income ETF NAV
Average Annual Return, Percent		(3.05%)
LifeX 2057 Inflation-Protected Longevity Income ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name			LifeX 2057 Inflation-Protected Longevity Income ETF NAV
Average Annual Return, Percent	(1.52%)
LifeX 2057 Longevity Income ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name			LifeX 2057 Longevity Income ETF NAV
Average Annual Return, Percent		(3.16%)
LifeX 2058 Inflation-Protected Longevity Income ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name			LifeX 2058 Inflation-Protected Longevity Income ETF NAV
Average Annual Return, Percent	(1.63%)
LifeX 2058 Longevity Income ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name			LifeX 2058 Longevity Income ETF NAV
Average Annual Return, Percent		(3.44%)
LifeX 2059 Inflation-Protected Longevity Income ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name			LifeX 2059 Inflation-Protected Longevity Income ETF NAV
Average Annual Return, Percent	(1.85%)
LifeX 2059 Longevity Income ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name			LifeX 2059 Longevity Income ETF NAV
Average Annual Return, Percent		(3.60%)
LifeX 2060 Inflation-Protected Longevity Income ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name			LifeX 2060 Inflation-Protected Longevity Income ETF NAV
Average Annual Return, Percent	(1.92%)
LifeX 2060 Longevity Income ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name			LifeX 2060 Longevity Income ETF NAV
Average Annual Return, Percent		(3.77%)
LifeX 2061 Inflation-Protected Longevity Income ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name			LifeX 2061 Inflation-Protected Longevity Income ETF NAV
Average Annual Return, Percent	(2.17%)
LifeX 2061 Longevity Income ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name			LifeX 2061 Longevity Income ETF NAV
Average Annual Return, Percent		(3.79%)
LifeX 2062 Inflation-Protected Longevity Income ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name			LifeX 2062 Inflation-Protected Longevity Income ETF NAV
Average Annual Return, Percent	(2.33%)
LifeX 2062 Longevity Income ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name			LifeX 2062 Longevity Income ETF NAV
Average Annual Return, Percent		(3.99%)
LifeX 2063 Inflation-Protected Longevity Income ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name			LifeX 2063 Inflation-Protected Longevity Income ETF NAV
Average Annual Return, Percent	(2.55%)
LifeX 2063 Longevity Income ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name			LifeX 2063 Longevity Income ETF NAV
Average Annual Return, Percent		(4.20%)
LifeX Durable Income ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name			LifeX Durable Income ETF NAV
Average Annual Return, Percent		(2.33%)
Bloomberg U.S. Treasury Inflation Notes Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Treasury Inflation Notes Index
Average Annual Return, Percent	2.51%
Bloomberg U.S. Treasury Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Treasury Index
Average Annual Return, Percent		1.29%
Bloomberg U.S. Treasury Inflation Notes Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Treasury Inflation Notes Index
Average Annual Return, Percent	2.51%
Bloomberg U.S. Treasury Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Treasury Index
Average Annual Return, Percent		1.29%
Bloomberg U.S. Treasury Inflation Notes Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Treasury Inflation Notes Index
Average Annual Return, Percent	2.51%
Bloomberg U.S. Treasury Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Treasury Index
Average Annual Return, Percent		1.29%
Bloomberg U.S. Treasury Inflation Notes Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Treasury Inflation Notes Index
Average Annual Return, Percent	2.51%
Bloomberg U.S. Treasury Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Treasury Index
Average Annual Return, Percent		1.29%
Bloomberg U.S. Treasury Inflation Notes Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Treasury Inflation Notes Index
Average Annual Return, Percent	2.51%
Bloomberg U.S. Treasury Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Treasury Index
Average Annual Return, Percent		1.29%
Bloomberg U.S. Treasury Inflation Notes Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Treasury Inflation Notes Index
Average Annual Return, Percent	2.51%
Bloomberg U.S. Treasury Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Treasury Index
Average Annual Return, Percent		1.29%
Bloomberg U.S. Treasury Inflation Notes Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Treasury Inflation Notes Index
Average Annual Return, Percent	2.51%
Bloomberg U.S. Treasury Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Treasury Index
Average Annual Return, Percent		1.29%
Bloomberg U.S. Treasury Inflation Notes Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Treasury Inflation Notes Index
Average Annual Return, Percent	2.51%
Bloomberg U.S. Treasury Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Treasury Index
Average Annual Return, Percent		1.29%
Bloomberg U.S. Treasury Inflation Notes Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Treasury Inflation Notes Index
Average Annual Return, Percent	2.51%
Bloomberg U.S. Treasury Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Treasury Index
Average Annual Return, Percent		1.29%
Bloomberg U.S. Treasury Inflation Notes Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Treasury Inflation Notes Index
Average Annual Return, Percent	2.51%
Bloomberg U.S. Treasury Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Treasury Index
Average Annual Return, Percent		1.29%
Bloomberg U.S. Treasury Inflation Notes Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Treasury Inflation Notes Index
Average Annual Return, Percent	2.51%
Bloomberg U.S. Treasury Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Treasury Index
Average Annual Return, Percent		1.29%
Bloomberg U.S. Treasury Inflation Notes Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Treasury Inflation Notes Index
Average Annual Return, Percent	2.51%
Bloomberg U.S. Treasury Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Treasury Index
Average Annual Return, Percent		1.29%
Bloomberg U.S. Treasury Inflation Notes Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Treasury Inflation Notes Index
Average Annual Return, Percent	2.51%
Bloomberg U.S. Treasury Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Treasury Index
Average Annual Return, Percent		1.29%
Bloomberg U.S. Treasury Inflation Notes Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Treasury Inflation Notes Index
Average Annual Return, Percent	2.51%
Bloomberg U.S. Treasury Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Treasury Index
Average Annual Return, Percent		1.29%
Bloomberg U.S. Treasury Inflation Notes Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Treasury Inflation Notes Index
Average Annual Return, Percent	2.51%
Bloomberg U.S. Treasury Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Treasury Index
Average Annual Return, Percent		1.29%
Bloomberg U.S. Treasury Inflation Notes Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Treasury Inflation Notes Index
Average Annual Return, Percent	2.51%
Bloomberg U.S. Treasury Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Treasury Index
Average Annual Return, Percent		1.29%
Bloomberg U.S. Treasury Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Treasury Index
Average Annual Return, Percent		1.29%